UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               -------------------------------

Check here if Amendment |_|; Amendment Number:
                                               -----------

This Amendment (Check only one.):  |_| is a restatement.
                                   |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Barrington Wilshire, LLC
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Address:   2001 Wilshire Blvd., Suite 401
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           Santa Monica, California 90403
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Form 13F File Number:  28 - 14005
                            --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Russell B. Faucett
           -----------------------------------------------
Title:     Manager
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Phone:     (310) 264-4844
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Signature, Place, and Date of Signing:


    /s/ Russell B. Faucett        Santa Monica, California     October 26, 2011
------------------------------    ------------------------    ------------------
          [Signature]                   [City, State]               [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                               FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         ---------------------

Form 13F Information Table Entry Total:            5
                                         ---------------------

Form 13F Information Table Value Total:         158,336
                                         ---------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                        2
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
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                                                FORM 13F INFORMATION TABLE
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Column 1                Column 2         Column 3    Column 4   Column 5              Column 6    Column 7
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                                                                                                  Voting Authority
                        TITLE OF                     VALUE      SHRS OR    SH/  PUT/  INVESTMENT  ---------------------------
NAME OF ISSUER          CLASS            CUSIP       (x $1000)  PRN AMT    PRN  CALL  DISCRETION  SOLE        SHARED     NONE
-----------------------------------------------------------------------------------------------------------------------------
Nokia                   SPONSORED ADR    654902204   6,226      1,100,000  SH         Sole        1,100,000
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SPDR S&P MidCap 400     UTSER1
ETF TR                  S&PDCRP          78467Y107   56,994     401,000    SH         Sole        401,000
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Standard & Poors 500
Depositary Receipts     TR UNIT          78462F103   32,247     285,000    SH         Sole        285,000
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Starwood Property
Trust                   COM              85571B105   6,349      370,000    SH         Sole        370,000
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iShares Russell 2000
Index Fund              RUSSELL 2000     464287655   56,519     879,000    SH         Sole        879,000
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